SHARE-BASED COMPENSATION (Schedule of Stock Option Activity Granted) (Details)	6 Months Ended
Jun. 30, 2020 $ / shares shares
Amount of Options
Unvested balance	3,998,335
Stock Options [Member]
Amount of Options
Beginning balance	7,507,811
Granted	921,500
Exercised	(484,146)
Forfeited	(483,612)
Ending balance	7,461,553
Exercisable	3,463,218
Weighted average exercise price
Beginning balance | $ / shares	$ 8.17
Granted | $ / shares	10.73
Exercised | $ / shares	1.52
Forfeited | $ / shares	14.36
Ending balance | $ / shares	8.51
Exercisable | $ / shares	$ 3.41
Restricted Stock Units (RSUs) [Member]
Amount of Options
Beginning balance
Granted	1,012,170
Forfeited	(4,470)
Unvested balance	1,007,700
Weighted average exercise price
Beginning balance | $ / shares
Granted | $ / shares	9.15
Forfeited | $ / shares	8.83
Unvested balance | $ / shares	$ 9.15